Pension Schemes - Summary of Net Pension Obligations and Net Pension Assets (Detail) - GBP (£) £ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Defined Benefit Plans [Abstract]
Net pension assets	£ 45	£ 6
Net pension obligation	(565)	(439)
Overall net pension obligation	£ (520)	£ (433)